K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

September 26, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Investors Life Series Funds – Registration Statement on Form N-14

Dear Sir or Madam:

     On behalf of First Investors Life Series Funds (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Letter to Shareholders, Notice of Special Meeting to Shareholders of First Investors Life Series Blue Chip Fund (the “Target Fund”), Combined Proxy Statement and Prospectus and Form of Voting Instruction Card for the special meeting of shareholders of the Target Fund scheduled to be held on December 8, 2011 (the “Special Meeting”). The Special Meeting is being held to request shareholder approval of the reorganization of the Target Fund into First Investors Life Series Growth & Income Fund (the “Acquiring Fund”), also a series of the Trust. At their meeting on September 15, 2011, the Trustees of the Trust approved the reorganization of the Target Fund into the Acquiring Fund.

     In connection with the reorganization, the assets and liabilities of the Target Fund will be acquired and assumed by the Acquiring Fund in exchange for shares of the Acquiring Fund. Thereafter, the Target Fund will be liquidated and terminated, and shares of the Acquiring Fund will be distributed to the Target Fund’s shareholders.

     Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after the date of this letter.

     This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

     If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9187.

Sincerely, /s/ Francine J. Rosenberger Francine J. Rosenberger